Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 5,939,950	$ 443,591
Short-term investments		2,940,490	7,165,232
Accounts receivable		220,295	889,533
Prepaid expenses and other current assets		8,874,078	2,066,487
Current assets held for sale associated with discontinued operation of ELPW			1,240,751
Total current assets		18,112,904	11,877,093
Equity method investment		4,572,796
Property, plant and equipment, net		100,255	117,453
Right-of-use assets, net		59,074	71,751
Non-current assets held for sale associated with discontinued operation of ELPW			15,674,938
Total non-current assets		4,732,125	15,864,142
Total assets		22,845,029	27,741,235
Current liabilities:
Accounts payable		46,234	875,063
Amounts due to related parties			79,773
Contract liabilities		169,470	2,038,433
Accrued expenses and other current liabilities		842,508	1,812,778
Provision for product warranty, current		182,006	83,784
Lease liabilities, current		33,702	32,074
Current liabilities held for sale associated with discontinued operation of ELPW			11,436,442
Total current liabilities		7,890,726	25,887,182
Provision for product warranty, non-current		15,120	638
Lease liabilities, non-current		20,193	41,644
Non-current liabilities held for sale associated with discontinued operation of ELPW			24,555,631
Total non-current liabilities		35,313	24,597,913
Total liabilities		7,926,039	50,485,095
Treasury shares		(80)	(80)
Additional paid-in capital		67,725,796	51,070,354
Statutory Reserve			708,470
Accumulated deficit		(53,271,564)	(74,474,141)
Accumulated other comprehensive (loss) income		379,980	(48,964)
Total shareholders’ equity (deficit)		14,918,990	(22,743,860)
Total liabilities and shareholders’ equity (deficit)		22,845,029	27,741,235
Common Class A [Member]
Current liabilities:
Common stock value		83,392	443
Common Class B [Member]
Current liabilities:
Common stock value	[1],[2]	1,466	58
Related Party [Member]
Current assets:
Amounts due from related parties		138,091	71,499
Current liabilities:
Short-term loans		4,679,224	2,030,366
Nonrelated Party [Member]
Current liabilities:
Short-term loans		$ 1,937,582	$ 7,498,469

[1]	Giving retroactive effect to the 1-for-45 reverse share split effected on August 10, 2026.
[2]	Including 295 shares issued but not outstanding, consisting of 156 forfeited Earnout Shares pending cancellation and 139 shares held as treasury stock reserved for future issuance, as discussed in Note 17.